PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2023 and 2022, property, equipment and software consist of:

	December 31,
	2023	2022
Office buildings	$4,300,780	$4,053,815
Electronic equipment, furniture and fixtures	3,281,359	2,222,712
Media display equipment	1,081,589	1,111,450
Leasehold improvement	-	39,738
Purchased software	5,815,297	5,935,931
	14,479,025	13,363,646
Less: accumulated depreciation	(7,801,541)	(5,529,744)
Property, equipment and software, net	$6,677,484	$7,833,902

Depreciation expense for the year ended December 31, 2023, 2022, and 2021 were approximately $2.5 million, $3.5 million and $2.2 million for continuing operations, and $0.5 million, $3.7 million and $1.5 million for discontinued operations respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carry value of approximately $2.5 million, are used as collateral for its short-term bank loan.